Future minimum lease payments (Detail) (USD $)	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 273,033
2013	548,795
2014	565,258
2015	582,216
2016	599,683
Thereafter	1,253,877
Total	$ 3,822,862